Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Securities	Dec. 31, 2015 USD ($) Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	417	655
Fair value, continuous unrealized loss position for less than 12 months	$ 857,921	$ 1,162,426
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (24,958)	$ (64,184)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	125	50
Fair value, continuous unrealized loss position for 12 months or more	$ 76,866	$ 113,031
Unrealized losses, continuous unrealized loss position for 12 months or more	(8,738)	(15,816)
Total unrealized losses	$ (33,696)	$ (80,000)
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	3	3
Fair value, continuous unrealized loss position for less than 12 months	$ 16,781	$ 35,673
Unrealized losses, continuous unrealized loss position for less than 12 months	(611)	(555)
Total unrealized losses	$ (611)	$ (555)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	215	282
Fair value, continuous unrealized loss position for less than 12 months	$ 776,730	$ 942,145
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (21,291)	$ (49,563)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	15	23
Fair value, continuous unrealized loss position for 12 months or more	$ 45,247	$ 91,878
Unrealized losses, continuous unrealized loss position for 12 months or more	(1,615)	(13,560)
Total unrealized losses	$ (22,906)	$ (63,123)
Redeemable preferred stock
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	1
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	35	30
Fair value, continuous unrealized loss position for less than 12 months	$ 519	$ 506
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (3)	$ (4)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	17	3
Fair value, continuous unrealized loss position for 12 months or more	$ 980	$ 1,743
Unrealized losses, continuous unrealized loss position for 12 months or more	(7)	(11)
Total unrealized losses	$ (10)	$ (15)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	4	5
Fair value, continuous unrealized loss position for less than 12 months	$ 5,297	$ 19,914
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (158)	(461)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	1
Fair value, continuous unrealized loss position for 12 months or more	$ 7,944
Unrealized losses, continuous unrealized loss position for 12 months or more	(2,039)
Total unrealized losses	$ (2,197)	$ (461)
ABS
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	3	7
Fair value, continuous unrealized loss position for less than 12 months	$ 23,288	$ 67,266
Unrealized losses, continuous unrealized loss position for less than 12 months	(201)	$ (168)
Number of issues, continuous unrealized loss position for 12 months or more | Securities		1
Fair value, continuous unrealized loss position for 12 months or more		$ 9,650
Unrealized losses, continuous unrealized loss position for 12 months or more		(350)
Total unrealized losses	$ (201)	$ (518)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	261	327
Fair value, continuous unrealized loss position for less than 12 months	$ 822,615	$ 1,065,504
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (22,264)	$ (50,751)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	33	27
Fair value, continuous unrealized loss position for 12 months or more	$ 54,171	$ 103,271
Unrealized losses, continuous unrealized loss position for 12 months or more	(3,661)	(13,921)
Total unrealized losses	$ (25,925)	$ (64,672)
Equity securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	156	328
Fair value, continuous unrealized loss position for less than 12 months	$ 35,306	$ 96,922
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (2,694)	$ (13,433)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	92	23
Fair value, continuous unrealized loss position for 12 months or more	$ 22,695	$ 9,760
Unrealized losses, continuous unrealized loss position for 12 months or more	(5,077)	(1,895)
Total unrealized losses	$ (7,771)	$ (15,328)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	176	208
Fair value, continuous unrealized loss position for less than 12 months	$ 744,124	$ 951,843
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (18,858)	$ (36,167)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	22	10
Fair value, continuous unrealized loss position for 12 months or more	$ 30,364	$ 54,087
Unrealized losses, continuous unrealized loss position for 12 months or more	(868)	(3,586)
Total unrealized losses	$ (19,726)	$ (39,753)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	85	119
Fair value, continuous unrealized loss position for less than 12 months	$ 78,491	$ 113,661
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (3,406)	$ (14,584)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	11	17
Fair value, continuous unrealized loss position for 12 months or more	$ 23,807	$ 49,184
Unrealized losses, continuous unrealized loss position for 12 months or more	(2,793)	(10,335)
Total unrealized losses	$ (6,199)	$ (24,919)